Note 12 - FHLB Advances and Other Borrowings	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
12
FHLB Advances and Other Borrowings
The Bank had no outstanding advances from the FHLB or borrowings from the Federal Reserve Bank of Minneapolis as of
December
31,
2016
or
December
31,
2015.
At
December
31,
2016
it had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans, and investments with a borrowing capacity of approximately
$105.7
million. The Bank had the ability to draw additional borrowings of
$104.7
million from the FHLB, based upon the mortgage loans and securities that were pledged at
December
31,
2016,
subject to a requirement to purchase FHLB stock. The Bank also had the ability to draw additional borrowings of
$85.8
million from the Federal Reserve Bank of Minneapolis, based upon the loans that were pledged to them as of
December
31,
2016,
subject to approval from the Board of Governors of the Federal Reserve System (FRB).

At
December
31,
2015
the Bank had collateral pledged to the FHLB consisting of FHLB stock, mortgag
e loans, and investments with a borrowing capacity of approximately
$96.3
million. The Bank had the ability to draw additional borrowings of
$95.3
million from the FHLB, based upon the mortgage loans and securities that were pledged as of
December
31,
2015,
subject to a requirement to purchase FHLB stock. The Bank also had the ability to draw additional borrowings of
$73.5
million from the Federal Reserve Bank of Minneapolis, based upon the loans that were pledged to them as of
December
31,
2015,
subject to approval from the FRB.

On
December
15,
2014,
the Company entered into a Loan Agreement with an unrelated
third
party, providing for a term loan of up to
$10.0
million that was evidenced by a promissory note (the Note) with an interest rate of
6.50%
per annum. The principal balance of the Note is payable in consecutive equal annual installments of
$1.0
million on each anniversary of the date of the Loan Agreement, commencing on
December
15,
2015,
with the balance due on
December
15,
2021.
Provided that no default or event of default has occurred and is continuing, the Company may,
at its option, elect to defer the payment of
one
installment of principal on the Note otherwise due prior to the maturity date, in which event such installment will become due and payable on the maturity date. The Company may
voluntarily prepay the Note in whole or in part without penalty and the Company has prepaid
$1.0
million of principal on the Note in addition to the required annual payments. The outstanding loan balance was
$7.0
million at
December
31,
2016
and
$9.0
million at
December
31,
2015.